Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Target Volatility Portfolio
March 31, 2024
VIPTV-NPRT1-0524
1.955029.111
Equity Funds - 80.9%
	Shares	Value ($)
Domestic Equity Funds - 46.8%
Fidelity Contrafund (a)	251,038	4,762,191
Fidelity Enhanced Large Cap Value ETF (a)	202,241	5,905,437
Fidelity Equity-Income Fund (a)	34,370	2,520,356
Fidelity Hedged Equity Fund (a)	88,509	1,065,650
Fidelity Low-Priced Stock Fund (a)	89,593	4,276,265
Fidelity U.S. Low Volatility Equity Fund (a)	82,275	953,563
Fidelity Value Discovery Fund (a)	49,752	1,866,216
iShares S&P 500 ETF	18,370	9,657,660
VIP Stock Selector All Cap Portfolio Investor Class (a)	5,502,259	61,515,261
TOTAL DOMESTIC EQUITY FUNDS		92,522,599
International Equity Funds - 34.1%
Fidelity Canada Fund (a)	30,639	2,060,445
Fidelity Emerging Markets Fund (a)	391,890	14,746,816
Fidelity Enhanced International ETF (a)	258,607	7,383,230
Fidelity International Value Fund (a)	749,890	7,911,336
Fidelity Japan Smaller Companies Fund (a)	112,679	1,793,845
Fidelity Overseas Fund (a)	211,120	13,741,832
iShares Core MSCI EAFE ETF	219,009	16,254,848
iShares Core MSCI Emerging Markets ETF	68,668	3,543,269
TOTAL INTERNATIONAL EQUITY FUNDS		67,435,621
TOTAL EQUITY FUNDS (Cost $136,137,181)		159,958,220

Fixed-Income Funds - 18.7%
	Shares	Value ($)
Fixed-Income Funds - 18.7%
Fidelity Long-Term Treasury Bond Index Fund (a)	44,386	432,317
Fidelity Total Bond Fund (a)	3,529,577	33,425,090
Fidelity U.S. Bond Index Fund (a)	302,444	3,106,102

TOTAL FIXED-INCOME FUNDS (Cost $38,433,526)		36,963,509

Money Market Funds - 0.4%
	Shares	Value ($)
Cash Equivalents - 0.4%
Fidelity Cash Central Fund 5.39% (b)	766,974	767,128
Money Market Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (a)(c)	1,768	1,768
TOTAL MONEY MARKET FUNDS (Cost $768,896)		768,896

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $175,339,603)	197,690,625
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41,397)
NET ASSETS - 100.0%	197,649,228

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,729,446	3,558,407	5,520,725	11,863	-	-	767,128	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	11,836,475	49,521,715	61,358,190	11,989	-	-	-	0.0%
Total	14,565,921	53,080,122	66,878,915	23,852	-	-	767,128

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	2,193,677	1,259	221,017	-	9,648	76,878	2,060,445
Fidelity Contrafund	4,275,973	4,860	264,422	3,342	30,571	715,209	4,762,191
Fidelity Emerging Markets Fund	14,932,757	5,282	927,060	-	30,340	705,497	14,746,816
Fidelity Enhanced International ETF	6,853,086	-	-	60,514	-	530,144	7,383,230
Fidelity Enhanced Large Cap Value ETF	5,430,171	-	-	52,785	-	475,266	5,905,437
Fidelity Equity-Income Fund	2,458,571	9,305	152,266	8,433	7,214	197,532	2,520,356
Fidelity Hedged Equity Fund	982,202	265	-	265	-	83,183	1,065,650
Fidelity International Value Fund	8,175,363	4,704	824,802	-	29,654	526,417	7,911,336
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	1,745	23	-	23	-	-	1,768
Fidelity Japan Smaller Companies Fund	1,698,068	-	-	-	-	95,777	1,793,845
Fidelity Long-Term Treasury Bond Index Fund	471,623	3,969	25,074	3,826	(2,883)	(15,318)	432,317
Fidelity Low-Priced Stock Fund	4,199,234	1,465	255,753	-	(2,870)	334,189	4,276,265
Fidelity Overseas Fund	14,119,442	8,167	1,432,235	-	75,801	970,657	13,741,832
Fidelity Total Bond Fund	38,425,479	370,561	4,914,949	360,439	(481,143)	25,142	33,425,090
Fidelity U.S. Bond Index Fund	3,593,376	26,778	462,040	25,825	6,277	(58,289)	3,106,102
Fidelity U.S. Low Volatility Equity Fund	975,054	572	100,296	-	12,157	66,076	953,563
Fidelity Value Discovery Fund	1,860,079	664	115,885	-	2,774	118,584	1,866,216
VIP Stock Selector All Cap Portfolio Investor Class	60,022,974	21,271	3,717,678	-	229,817	4,958,877	61,515,261
	170,668,874	459,145	13,413,477	515,452	(52,643)	9,805,821	167,467,720

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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